Consolidated Balance Sheets (Parenthetical) - € / shares	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	€ 0.59	€ 0.59
Common stock, shares authorized (in shares)	2,000,000,000.0	2,000,000,000.0
Common stock, shares issued (in shares)	444,288,874	443,144,740
Common stock, shares outstanding (in shares)	444,288,874	443,144,740